UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment |X| ; Amendment Number: 1

This Amendment (Check only one.):

|X|   is a restatement.
|_|   adds new holdings entries.

              Institutional Investment Manager Filing this Report:

Name:    Nierenberg Investment Management Company, Inc.
Address: 19605 NE 8th Street
         Camas, WA 98607

13F File Number: 028-10859

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David Nierenberg
Title: President
Phone: 360-604-8600

Signature, Place, and Date of Signing:

DAVID NIERENBERG, Camas, WA November 16, 2005

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

Report Summary:

Number of Other Included Managers:               -0-

Form 13F Information Table Entry Total:           19

Form 13F Information Table Value Total:     $374,307
                                          (thousands)

List of Other Included Managers:                NONE

     Form 13F Information Table


                              TITLE OF               VALUE    SHARES/   SH/   PUT/   INVSTMT    OTHER          VOTING AUTHORITY
    NAME OF ISSUER             CLASS       CUSIP    (x$1000)  PRN AMT   PRN   CALL   DSCRETN   MANAGERS     SOLE    SHARED    NONE
-----------------------       --------   ---------  --------  -------   ---   ----   -------  ----------  -------- -------- -------
ADVANCED DIGITAL INFO CORP    Common     007525108    22,241  2,366,045              sole        n/a       2,366,045
AMNET MORTGAGE INC            Common     03169A108    13,863  1,371,200              sole        n/a       1,371,200
BROOKS AUTOMATION INC         Common     114340102    37,612  2,821,602              sole        n/a       2,821,602
CREDENCE SYSTEMS CORP         Common     225302108    32,287  4,040,980              sole        n/a       4,040,980
ELECTRO SCIENTIFIC INDS INC   Common     285229100    28,673  1,282,338              sole        n/a       1,282,338
GENESIS ENERGY L.P.           Common     371927104       303     26,100              sole        n/a          26,100
HEWLETT-PACKARD CO            Common     428236103       339     11,600              sole        n/a          11,600
KOREA EQUITY FUND             Common     50063B104     5,576    659,900              sole        n/a         659,900
KOREA FUND                    Common     500634100    16,397    491,800              sole        n/a         491,800
MEDCATH CORPORATION           Common     58404W109    36,450  1,534,732              sole        n/a       1,534,732
METALLIC VENTURES GOLD INC.   Common     591253109    13,286  8,430,361              sole        n/a       8,430,361
METALLIC VENTURES GOLD-WTS    Common     591253109        64    371,700              sole        n/a         371,700
MEXICAN RESTAURANTS INC       Common     59283R104    10,784  1,073,010              sole        n/a       1,073,010
MOTOROLA INC                  Common     620076109       375     17,000              sole        n/a          17,000
NATUS MEDICAL INC             Common     639050103    35,401  2,908,914              sole        n/a       2,908,914
PEDIATRIC SVCS OF AMERICA     Common     705323103    18,263  1,305,465              sole        n/a       1,305,465
RADISYS CORP                  Common     750459109    22,849  1,177,787              sole        n/a       1,177,787
SUPERIOR ENERGY SERVICES INC  Common     868157108    46,145  1,998,500              sole        n/a       1,998,500
YAMANA GOLD INC               Common     98462Y100    33,399  7,731,300              sole        n/a       7,731,300